UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:  333-258342-05

Central Index Key Number of issuing entity:  0002032772

BANK5 2024-5YR9
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-258342

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Harris Rendelstein (212) 834-6737
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4325109
38-4325110
38-7329986
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-2-1			X
A-2-2			X
A-2-X1			X
A-2-X2			X
A-3			X
A-3-1			X
A-3-2			X
A-3-X1			X
A-3-X2			X
X-A			X
X-B			X
A-S			X
A-S-1			X
A-S-2			X
A-S-X1			X
A-S-X2			X
B			X
B-1			X
B-2			X
B-X1			X
B-X2			X
C			X
C-1			X
C-2			X
C-X1			X
C-X2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2026 a distribution was made to holders of the certificates issued by BANK5 2024-5YR9.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by BANK5 2024-5YR9 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2026 to October 19, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 12, 2026. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 12, 2026. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2026. The CIK number for Morgan Stanley is 0001541557.

Wells Fargo Bank, National Association ("Wells Fargo") filed its most recent Rule 15Ga-1 Form ABS-15G on February 5, 2026. The CIK number for Wells Fargo is 0000740906.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 27, 2026 under Commission File No. 333-258342-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 27, 2026 under Commission File No. 333-258342-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BANK5 2024-5YR9, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

*REO Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK5 2024-5YR9, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2026	$8,086.43
Current Distribution Date	10/19/2026	$7,824.29

Interest Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK5 2024-5YR9, relating to the October 19, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 27, 2026 under Commission File No. 333-258342-05 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 27, 2026 under Commission File No. 333-258342-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Randy Goldstein
Randy Goldstein, Executive Director

Date: October 27, 2026